Assets held for sale and discontinued operations - Schedule of disposal of NECO (Details) £ in Millions, $ in Billions			12 Months Ended
	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill			£ 9,847	£ 9,532	£ 4,588
Intangible assets			3,604	3,272
Property, plant and equipment			64,433	57,532
Cash and cash equivalents			163	204	157	£ 73
Total assets			92,697	94,860
Borrowings			(42,985)	(45,465)	(31,220)	£ (30,794)
Pension liabilities			(694)	(810)
Total liabilities			(63,135)	(71,004)
Net assets			29,562	23,856
Reclassification of foreign currency translation reserve			(170)	0	0
Gain on retranslation of operations			1,080	754	(1,507)
Loss on retranslation of borrowings and other derivatives			£ 198	£ 125	£ (183)
The Narragansett Electric Company
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration transferred	£ 3,100	$ 3.9
Post-tax gain on disposal	280
Disposal Group, Disposed Of By Sale | The Narragansett Electric Company
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill	616
Intangible assets	4
Property, plant and equipment	3,363
Trade and other receivables	215
Cash and cash equivalents	113
Other assets	165
Total assets	4,476
Borrowings	(1,230)
Pension liabilities	(19)
Other liabilities	(552)
Total liabilities	(1,801)
Net assets	2,675
Cash proceeds	3,081
Total consideration transferred	3,081
Financing costs	(40)
Gain on sale before tax and reclassification of foreign currency translation reserve	366
Reclassification of foreign currency translation reserve	145
Tax	(231)
Post-tax gain on disposal	280
Gain on retranslation of operations	496
Loss on retranslation of borrowings and other derivatives	£ 351